Segment Information (Revenue Analysis By Segment: Goodwill) (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Total goodwill	$ 207.4	$ 257.1
BioNeurology [Member]
Total goodwill	207.4	207.4
EDT [Member]
Total goodwill		$ 49.7